Related Parties And Related Party Transactions - Summary of Compensation of key Management Personnel (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Wages, salaries and bonus	¥ 37,412	¥ 26,074	¥ 29,698
Other social security costs, housing benefits and other employee benefits	6,262	7,267	7,058
Pension costs - defined contribution plans	374	359	363
Share-based payment	(2,294)	(19,049)	22,719
Total	¥ 41,754	¥ 14,651	¥ 59,838